Note 8: Stock Issued (Details) (USD $)	Jun. 12, 2013		May 14, 2013		Apr. 03, 2013	Feb. 19, 2013	Jan. 23, 2013	Nov. 02, 2012	Oct. 25, 2012
Shares to the investors of the Private Placement Offering Memorandum									675,000
Shares to the investors of the Private Placement Offering Memorandum, Amount									$ 67,500
Common shares issued for conversion of Promissory Notes									260,000
Common shares issued for conversion of Promissory Notes, price per share									$ 0.1000
Stock issued through Private Placement Offering, Shares	10,000	[1]	5,000	[1]	300,000	1,000,000	200,000	200,000
Stock issued through Private Placement Offering, Share Price	$ 1.00	[1]	$ 1.00	[1]	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Stock issued through Private Placement Offering, Amount	10,000	[1]	5,000	[1]	30,000	100,000	20,000	20,000
Note 1
Common shares issued for conversion of Promissory Notes, Value									16,000
Note 2
Common shares issued for conversion of Promissory Notes, Value									$ 10,000

[1]	After a reverse stock split.